Income Tax (Tables)	12 Months Ended
Jun. 30, 2025
Income Tax
Schedule of reconciliation of income taxes
	2025	2024
Loss before income taxes	$(35,336)	$(631)
Statutory tax rate	26.5%	26.5%
Expected income tax benefit (expense)	(9,364)	(167)
Permanent differences	(1,136)	175
Employee share compensation	-	228
Goodwill impairment loss	4827	1,087
Adjustment to prior years provision versus statutory tax return tax returns	-	724
Changes in statutory, foreign tax, foreign exchange rates and other	223	(29)
Change in unrecognized temporary differences	1,230	929
Total income tax expense (recovery)	(4,220)	2,947

Current tax expense	953	2,962
Deferred tax expense (recovery)	(5,173)	(15)
Total income tax expense	$(4,220)	$2,947

Schedule of deferred tax liability

The components of the net deferred tax liability are as follows:

	2025	2024
Deferred tax assets:
Lease liabilities	$1,820	$-
Loss carry forward	1,423	-
Asset retirement obligation	330
	3,573	-

Deferred tax liabilities:
Intangible assets	(3,948)	(530)
Derivative financial instruments	(82)	(41)
Loss carry forward	-	60
Fair value measured loans	-	(87)
Property, plant and equipment	(3,517)	(476)
Right-of-use assets	(1,794)	-
Long-term debt	(67)	-
	(9,408)	(1,074)
Net deferred tax liabilities	$(5,835)	$(1,074)

POWERBANK CORPORATION

(FORMERLY SOLARBANK CORPORATION)

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2025 and 2024

28. Income Tax (continued):

	2025	2024
Deferred tax liabilities resulted from acquisition of OFIT GM&RT	$(1,073)	$(1,089)
Deferred tax liabilities resulted from acquisition of Solar Flow Through Funds	(9,937)	-
Deferred tax recovery	5,175	15
Net deferred tax liabilities	$(5,835)	$(1,074)

Schedule of unrecognized deductible temporary differences

The unrecognized deductible temporary differences are attributable to the following:

	2025	2024
Interest expense	$-	$817
Lease liabilities	331	39
Investment in SFF shares	-	1,233
Loss carryforwards	13,719	6,651
Property, plant and equipment	4,072	-
Right-of-use assets	(306)	-
Long-term debt	(261)	-
Intangible assets	(3,487)	-
Foreign exchange	76	-
Passthrough interest	38	-
Passthrough income	(441)	-
Solar tax credit	3,060	-
Restricted Interest and Financing Expenses	1,715	-
Net deferred tax assets	$18,516	$8,740